FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
SCHEDULE OF SIGNIFICANT INPUTS IN MEASURING

The Company used the following significant inputs in measuring the SAFEs:

June 30, 2025
Fair value of Ordinary Share*	$4.14
Weighted average cost of capital	23.1%
Risk free rate	4.29% - 4.41%
Time to maturity	0.25-0.43

*	Including inputs and assumptions on the likelihood of a SAFE mandatory conversion, qualified equity financing or liquidity event or dissolution.

SCHEDULE OF LEVEL 3 FINANCIAL LIABILITIES

The changes in the fair value of the Company’s Level 3 financial liabilities, which are measured on a recurring basis are as follows:

Convertible securities

January 1, 2025	$1,802
Proceeds from issuance of SAFEs	435
Change in fair value of convertible securities	326
June 30, 2025	$2,563